CONSOLIDATED BALANCE SHEETS (USD $) In Millions	Jun. 30, 2011	Jun. 30, 2010
CURRENT ASSETS
Cash and cash equivalents	$ 2,768	$ 2,879
Accounts receivable	6,275	5,335
INVENTORIES
Materials and supplies	2,153	1,692
Work in process	717	604
Finished goods	4,509	4,088
Total inventories	7,379	6,384
Deferred income taxes	1,140	990
Prepaid expenses and other current assets	4,408	3,194
TOTAL CURRENT ASSETS	21,970	18,782
PROPERTY, PLANT AND EQUIPMENT
Buildings	7,753	6,868
Machinery and equipment	32,820	29,294
Land	934	850
Total property, plant and equipment	41,507	37,012
Accumulated depreciation	(20,214)	(17,768)
NET PROPERTY, PLANT AND EQUIPMENT	21,293	19,244
GOODWILL AND OTHER INTANGIBLE ASSETS
Goodwill	57,562	54,012
Trademarks and other intangible assets, net	32,620	31,636
NET GOODWILL AND OTHER INTANGIBLE ASSETS	90,182	85,648
OTHER NONCURRENT ASSETS	4,909	4,498
TOTAL ASSETS	138,354	128,172
CURRENT LIABILITIES
Accounts payable	8,022	7,251
Accrued and other liabilities	9,290	8,559
Debt due within one year	9,981	8,472
TOTAL CURRENT LIABILITIES	27,293	24,282
LONG-TERM DEBT	22,033	21,360
DEFERRED INCOME TAXES	11,070	10,902
OTHER NONCURRENT LIABILITIES	9,957	10,189
TOTAL LIABILITIES	70,353	66,733
SHAREHOLDERS' EQUITY
Common stock, stated value $1 per share (10,000 shares authorized; shares issued: 2011 - 4, 007.9, 2010 - 4,007.6)	4,008	4,008
Additional paid-in capital	62,405	61,697
Reserve for ESOP debt retirement	(1,357)	(1,350)
Accumulated other comprehensive income (loss)	(2,054)	(7,822)
Treasury stock, at cost (shares held: 2011- 1,242.2, 2010 - 1,164.1)	(67,278)	(61,309)
Retained earnings	70,682	64,614
Noncontrolling interest	361	324
TOTAL SHAREHOLDERS' EQUITY	68,001	61,439
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	138,354	128,172
Convertible Class A preferred stock
SHAREHOLDERS' EQUITY
Preferred stock (Class A - stated value $1 per share, 600 shares authorized) (Class B - stated value $1 per share, 200 shares authorized)	1,234	1,277
Non-Voting Class B preferred stock
SHAREHOLDERS' EQUITY
Preferred stock (Class A - stated value $1 per share, 600 shares authorized) (Class B - stated value $1 per share, 200 shares authorized)	$ 0	$ 0